Property, Plant and Equipment (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant and Equipment (Textual) [Abstract]
Depreciation and amortization expense	$ 7.1	$ 5.9	$ 4.7